Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies [Abstract]
Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2021:

Amount
Year 1	$98
Year 2	46
Year 3	3
Total	$147
Less imputed interest	(13)
Present value of lease liabilities	$134

Lease liabilities, current	90
Lease liabilities, non- current	44
Present value of lease liabilities	$134